Related Party Transactions and Balances (Details) - Schedule of Sales - Related Party [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party Total	$ 416,441	$ 29,196	$ 575,901
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Related Party Transaction [Line Items]
Related party Total	456,361
Li Jun [Member]
Related Party Transaction [Line Items]
Related party Total	21,127
Liu Fang [Member]
Related Party Transaction [Line Items]
Related party Total	9,155,059
Yangzhou Meihua Import and Export Co., Ltd. One [Member]
Related Party Transaction [Line Items]
Related party Total	416,441	18,780	51,750
Yangzhou Yada Powder Metallurgy Co., Ltd.[Member]
Related Party Transaction [Line Items]
Related party Total			347,737
Jiangsu Zhida Pharmaceutical Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party Total		$ 10,416	$ 176,414